Common Stock and Additional Paid in Capital (Details Narrative) - USD ($)										3 Months Ended		12 Months Ended
	Mar. 04, 2021	Feb. 15, 2021	Dec. 07, 2020	Nov. 06, 2020	Oct. 26, 2020	Oct. 14, 2020	Sep. 30, 2020	May 21, 2020	Mar. 26, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2020	Dec. 22, 2020	Dec. 21, 2020	Mar. 02, 2020	May 23, 2019	Mar. 25, 2019
Business Acquisition [Line Items]
Reverse stock split									The Company effected a reverse stock split of its shares of common stock on a four thousand (4,000) old for one (1) new basis.
Common stock, shares authorized									750,000	350,000,000		350,000,000	150,000,000		350,000,000	150,000,000		150,000,000	3,000,000,000
Common stock, par value									$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001			$ 0.001
Number of shares issued, shares												8,062,244
Proceeds from common stock											$ 100,031
Stock issued during period, value, issued for services										$ 138,750	636,448	$ 1,360,784	$ 1,287,437
Shares issued on conversion of debt, shares
Shares issued on conversion of debt											$ 566,555	$ 3,577,005	$ 506,468
Warrants weighted average remaining contractual life												3 years 2 months 12 days	3 years 29 days
Warrants aggregate intrinsic value												$ 9,605,067	$ 108,246
Conversion of Convertible Debentures and Accrued Interest [Member]
Business Acquisition [Line Items]
Shares issued on conversion of debt, shares												52,937,999
Debt conversion amount												$ 777,872
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Number of shares issued, shares		100
Number of share issued for services	16
Stock issued during period, value, issued for services	$ 849,600
Shares issued on conversion of debt, shares										37
Shares issued on conversion of debt										$ 208,680
Debt conversion amount					$ 1,340,000			$ 767,040					$ 4,872,732
Number of warrants, value		$ 163,998
Series C Preferred Shares [Member]
Business Acquisition [Line Items]
Number of shares issued, shares			200	300		250	250			500
Shares issued on conversion of debt, shares										762
Shares issued on conversion of debt										$ 762,296
Debt conversion amount							$ 2,348,208
Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued, shares										115,000	191,865	191,865
Proceeds from common stock										$ 60,835		$ 100,031
Number of share issued for services										150,000	320,000	4,303,000	72,295
Stock issued during period, value, issued for services										$ 150	$ 320	$ 1,360,784	$ 72
Shares issued on conversion of debt, shares										8,138,975	1,178,518	52,937,999	407,536
Shares issued on conversion of debt											$ 1,180	$ 52,941	$ 408
Common Stock [Member] | Share Settled Debt [Member]
Business Acquisition [Line Items]
Number of shares issued, shares										7,118,548		2,363,532
Proceeds from common stock										$ 970,976		$ 214,286
Common Stock [Member] | To Satisfy Shares to be Issued [Member]
Business Acquisition [Line Items]
Number of shares issued, shares												16,880,146
Proceeds from common stock												$ 7,521,454
Common Stock [Member] | Consulting Services [Member]
Business Acquisition [Line Items]
Number of share issued for services										150,000
Stock issued during period, value, issued for services										$ 138,750
Treasury Stock, Common [Member]
Business Acquisition [Line Items]
Shares issued on conversion of debt, shares										1,751,288
Warrant [Member]
Business Acquisition [Line Items]
Number of warrants issued					1,000,000					1,000,000		250,000		3,000,000			2,829,859
Warrants term					3 years					3 years		2 years		5 years			5 years
Warrants exercise price					$ 0.25					$ 0.25		$ 1.00		$ 0.50			$ 0.25
Number of warrants, value					$ 163,998					$ 163,998		$ 328,329		$ 768,008			$ 465,248
Warrants weighted average remaining contractual life										2 years 11 months 12 days
Warrants aggregate intrinsic value										$ 884,697